RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Balances with Related Parties

As of December 31, 2013 and 2014, balances with related parties were as follows:

	December 31,
	2013	2014
Due from related parties:
WuXi MedImmune	$123	$119
WuXiPRA	1,045	2,559
PRA HK	—	290
Adagene	—	250
TenNor	—	643
Hua Medicine	—	424
Phagelux	—	91
Shanghai Lechen	—	21

Total	$1,168	$4,397

Due to related parties:
Hua Medicine	—	103
WuXiPRA	218	131
WuXi MedImmune	—	19
Shanghai Lechen	—	22

Total	$218	$275